Summary of Significant Accounting Policies - Summary Of Reconciliation Of Preferred Stock Purchase Asset (Detail) - Preferred Stock Purchase Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening , Balance		$ 919,506
Increase in fair value of preferred stock purchase right	$ 14,382
Reclassification of asset to convertible preferred stock upon settlement	$ (933,888)